Post-Employment and Other Long-Term Employees Benefits (Tables)	12 Months Ended
Dec. 31, 2023
Retirement Benefits [Abstract]
Changes in Benefit Obligation and Plan Assets
The changes in benefit obligation and plan assets were as follows:

	Pension Benefits		Other Long-Term Benefits
	December 31, 2023	December 31, 2022	December 31, 2023	December 31, 2022
Change in benefit obligation:
Benefit obligation at beginning of year	886	1,165	86	94
Service cost	28	33	17	17
Interest cost	35	27	3	1
Employee contributions	5	4	—	—
Plan amendments	(1)	—	—	—
Benefits paid	(18)	(22)	(9)	(6)
Effect of settlement	(1)	(14)	—	—
Actuarial (gain) loss	39	(260)	(2)	(15)
Foreign currency translation	35	(47)	4	(5)
Benefit obligation at end of year	1,008	886	99	86
Change in plan assets:
Plan assets at fair value at beginning of year	567	743	—	—
Actual return on plan assets	38	(157)	—	—
Employer contributions	26	25	—	—
Employee contributions	5	4	—	—
Benefits paid	(4)	(9)	—	—
Effect of settlement	(1)	(14)	—	—
Business combination	—	—	—	—
Foreign currency translation	23	(25)	—	—
Plan assets at fair value at end of year	654	567	—	—
Funded status	(354)	(319)	(99)	(86)
Amounts recorded in the consolidated balance sheets
Other investments and other non-current assets	15	9	—	—
Other payables and accrued liabilities	(15)	(11)	(7)	(5)
Other non-current liabilities	—	—	(92)	(81)
Post-employment benefit obligations	(354)	(317)	—	—
Net amount recorded	(354)	(319)	(99)	(86)

Accumulated Other Comprehensive Income (Loss) Before Tax Effects
The components of accumulated other comprehensive loss (income) before tax effects were as follows:

	Actuarial (gains)/losses	Prior service cost	Total
Accumulated other comprehensive loss as of December 31, 2021	142	2	144
Net amount generated/arising in current year	(80)	—	(80)
Amortization	(3)	(1)	(4)
Foreign currency translation adjustment	(10)	—	(10)
Accumulated other comprehensive loss as of December 31, 2022	49	1	50
Net amount generated/arising in current year	25	(1)	24
Amortization	(6)	(1)	(7)
Foreign currency translation adjustment	1	—	1
Accumulated other comprehensive loss as of December 31, 2023	69	(1)	68

Schedule of Accumulated Benefit Obligations	The accumulated benefit obligations were as follows:

	Pension Benefits		Other Long-Term Benefits
	December 31, 2023	December 31, 2022	December 31, 2023	December 31, 2022
Accumulated benefit obligations	808	778	35	25

Components of Net Periodic Benefit Cost
The components of the net periodic benefit cost included the following:

	Pension Benefits			Other Long-term Benefits
	Year ended December 31, 2023	Year ended December 31, 2022	Year ended December 31, 2021	Year ended December 31, 2023	Year ended December 31, 2022	Year ended December 31, 2021
Service cost	28	33	36	17	17	13
Interest cost	35	27	21	3	1	1
Expected return on plan assets	(24)	(23)	(24)	—	—	—
Amortization of actuarial net loss (gain)	6	6	12	(2)	(14)	—
Amortization of prior service cost	1	1	1	—	—	—
Effect of settlement	1	—	—	—	—	—
Net periodic benefit cost	47	44	46	18	4	14

Weighted Average Assumptions Used in Determination of Benefit Obligation and Plan Assets
The weighted average assumptions used to determine the benefit obligation and the periodic benefit costs for pension plans and other long-term benefits were as follows:

	2023	2022	2021
Benefit obligation
Discount rate	3.73%	4.18%	1.84%
Salary increase rate	2.17%	2.31%	2.27%
Net periodic benefit cost
Discount rate	4.18%	1.84%	1.45%
Salary increase rate	2.31%	2.27%	2.43%
Expected long-term rates of return on plan assets	2.66%	3.19%	3.44%

Pension Plan Asset Allocation
The Company’s pension plan asset allocation as of December 31, 2023 and December 31, 2022 is as follows:

	Percentage of Plan Assets at December
Asset Category	2023	2022
Cash and cash equivalents	1%	1%
Equity securities	13%	17%
Government debt securities	11%	10%
Corporate debt securities	19%	21%
Investments in funds(a)	15%	16%
Real estate	1%	1%
Other (mainly insurance assets – contracts and reserves)	40%	34%
Total	100%	100%

(a)     As of December 31, 2023, investments in funds were composed of commingled and multi-strategy funds invested in diversified portfolios of fixed income (68%) - mainly corporate bonds, equities (24%), time deposits and money market (5%) and other instruments (3%). As of December 31, 2022, investments in funds were composed of commingled and multi-strategy funds invested in diversified portfolios of fixed income (79%) - mainly corporate bonds, time deposits and money market (11%) and other instruments (10%).

Pension Plan Asset Allocation Including Fair-Value Measurements
The Company’s detailed pension plan asset allocation including the fair-value measurements of those plan assets as of December 31, 2023 is as follows:

	Total	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Cash and cash equivalents	7	7	—	—
Equity securities	87	1	86	—
Government debt securities	69	—	69	—
Corporate debt securities	123	—	101	22
Investment funds	100	14	86	—
Real estate	9	—	9	—
Other (mainly insurance assets – contracts and reserves)	259	—	48	211
TOTAL	654	22	399	233

The Company’s detailed pension plan asset allocation including the fair-value measurements of those plan assets as of December 31, 2022 is as follows:

	Total	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Cash and cash equivalents	4	4	—	—
Equity securities	95	1	94	—
Government debt securities	59	—	59	—
Corporate debt securities	120	—	98	22
Investment funds	87	1	86	—
Real estate	6	—	6	—
Other (mainly insurance assets – contracts and reserves)	194	—	38	156
TOTAL	565	6	381	178

Reconciliation for Plan Assets Measured at Fair Value Using Unobservable Inputs (Level 3)
For plan assets measured at fair value using significant unobservable inputs (Level 3), the reconciliation between January 1, 2023 and December 31, 2023 is presented as follows:

Fair Value Measurements using Significant Unobservable Inputs (Level 3)
January 1, 2023	178
Contributions (employer and employee)	21
Actual return on plan assets (b)	4
Net benefit payments (a)	14
Settlements (b)	(1)
Foreign currency translation adjustment (c)	17
December 31, 2023	233

(a)    Net cash flows between benefits paid from the insurance contracts and benefits transferred into the insurance contracts by employees.
(b)    Included in non operating expenses in the consolidated statement of income.
(c)    Unrealized gains included in the consolidated statement of comprehensive income.
For plan assets measured at fair value using significant unobservable inputs (Level 3), the reconciliation between January 1, 2022 and December 31, 2022 is presented as follows:

Fair Value Measurements using Significant Unobservable Inputs (Level 3)
January 1, 2022	167
Contributions (employer and employee)	21
Net benefit payments (a)	9
Settlements	(14)
Foreign currency translation adjustment	(5)
December 31, 2022	178

(a)    Net cash flows between benefits paid from the insurance contracts and benefits transferred into the insurance contracts by employees.

Estimated Future Benefit Payments	The Company’s estimated future benefit payments as of December 31, 2023 are as follows:

Years	Pension Benefits	Other Long-term Benefits
2024	59	7
2025	63	8
2026	86	8
2027	54	9
2028	60	8
From 2029 to 2033	375	44